UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 S. 147th St.; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

 Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PTA Comprehensive Alternatives Fund
PORTFOLIO OF INVESTMENTS
July 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 8.8%
	AEROSPACE DEFENSE - 0.5%
1,851	Spirit Aerosystems Holdings, Inc. *	$ 43,499

	APPAREL - 0.3%
1,622	Crocs, Inc. *	24,898

	AUTO MANUFACTURERS - 0.4%
4,994	Wabash National Corp. *	33,859

	BULDING MATERIALS - 0.4%
929	Lennox International, Inc.	40,569
10	Trex Co., Inc. *	255
		40,824
	COMMERICAL SERVICES - 1.0%
227	K12, Inc. *	4,104
2,414	Quanta Services, Inc. *	55,498
1,216	United Rentals, Inc. *	35,155
		94,757
	COMPUTERS - 0.1%
5	Cadence Design Systems, Inc. *	61
694	Mentor Graphics Corp. *	10,604
		10,665
	DISTRIBUTION / WHOLESALE - 0.1%
165	LKQ Corp. *	5,829

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
181	Enersys, Inc. *	5,644

	ELECTRONICS - 1.7%
566	Analogic Corp.	36,235
1,185	Benchmark Electronics, Inc. *	18,677
469	ESCO Technologies, Inc.	16,889
1,690	Jabil Circuit, Inc.	36,673
680	OSI Systems, Inc. *	43,887
		152,361
	ENGINEERING & CONSTRUCTION - 0.2%
1,286	MasTec, Inc. *	20,525

	ENVIRONMENTAL CONTROL 0.5%
1,769	Tetra Tech, Inc. *	45,481

	HAND / MACHINE TOOLS 0.5%
737	Regal-Beloit Corp.	43,296

	HOME FURNISHING 0.1%
209	Select Comfort Corp. *	5,436

	INTERNET - 0.4%
878	Liquidity Services, Inc. *	40,142

	LEISURE TIME - 0.1%
113	Polaris Industries, Inc.	8,493

	OFFICE FURNISHINGS - 0.1%
1,741	Steelcase, Inc.	14,920

	RETAIL - 0.8%
388	AFC Enterprises, Inc. *	$ 8,571
695	Bob Evans Farms, Inc. - DE	26,771
1,863	Sonic Corp. *	18,444
928	Stage Stores, Inc.	17,576
		71,362
	SEMICONDUCTORS - 1.2%
515	Microsemi Corp. *	9,970
553	Monolithic Power Systems, Inc. *	10,717
1,883	Silicon Motion Technology Corp. *	29,055
384	Skyworks Solutions, Inc. *	11,109
1,416	Ultratech, Inc. *	45,043
		105,894
	TELECOMMUNICATIONS - 0.3%
7,888	RF Micro Devices, Inc. *	30,605

	TRANSPORTATION - 0.0%
37	Atlas Air Worldwide Holdings, Inc. *	1,678

	TOTAL COMMON STOCK (Cost - $802,115)	800,168

	MUTUAL FUNDS - 13.2%
	ALTERNATIVE INVESTMENTS - 1.3%
8,994	Arbitrage Fund - (The)	117,637

	DEBT FUNDS - 11.9%
26,807	DoubleLine Total Return Bond Fund	301,842
2,577	FX Strategy Fund - (The) *	26,443
20,833	PIMCO Emerging Markets Bond Fund - United States	252,083
22,262	Vanguard Total Bond Market Index Fund	250,000
12,588	Wasatch-Hoisington US Treasury Fund	248,112
		1,078,480

	TOTAL MUTUAL FUNDS (Cost - $1,195,898)	1,196,117

	EXCHANGE TRADED FUNDS- 7.7%
	EQUITY FUNDS- 7.7%
2,710	iShares Barclays 7-10 Year Treasury Bond Fund	296,149
3,720	Pimco Total Return ETF	399,119
	TOTAL EXCHANGE TRADED FUNDS (Cost - $696,662)	695,268

Principal
	BONDS & NOTES - 13.1%
	AIRLINES - 0.2%
$ 20,000	Hawaiian Holdings, Inc., 5.000%, 3/15/16	21,200

	AUTO MANUFACTURERS - 0.3%
27,000	Navistar International Corp., 3.000%, 10/15/14	23,861

	BIOTECHNOLOGY - 0.2%
13,000	Cubist Pharmaceuticals, Inc., 2.500%, 11/1/17	20,881

	BUILDING MATERIALS - 0.2%
15,000	Cemex SAB de CV, 4.875%, 3/15/15	13,425

	COAL - 0.2%
20,000	Peabody Energy Corp., 4.750%, 3/15/15	15,675

	COMMERICAL SERVICES - 0.6%
40,000	PHH Corp., 4.000%, 9/1/14	38,859
12,000	PHH Corp., 6.000%, 6/15/17	18,168
		57,027
	COMPUTERS - 0.2%
8,000	Cadence Design Systems, Inc., 2.625%, 6/1/15	$ 13,563

	DISTRUBITON / WHOLESALE - 0.7%
28,000	WESCO International, Inc., 6.000%, 9/15/29	58,610

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
15,000	Jefferies Group, Inc. 3.875%, 11/1/29	13,781
58,000	Knight Capital Group, Inc., 3.500%, 3/15/15	53,505
15,000	National Financial Partners Corp., 4.000%, 6/15/17	19,969
		87,255
	ELECTRICAL COMPONENTS & EQUIPEMENT - 0.6%
7,000	General Cable Corp., 0.875%, 11/15/13	6,772
50,000	General Cable Corp., 4.500%, 11/15/29	51,247
		58,019
	ENVIRONMENTAL CONTROL - 0.3%
25,000	Covanta Holding Corp., 3.250%, 6/1/14	29,437

	GAS - 0.4%
900	CenterPoint Energy, Inc. 0.442%, 9/15/29	32,962

	HEALTHCARE - PRODUCTS - 0.1%
9,000	Alere, Inc., 3.000%, 5/15/16	8,168

	HEALTHCARE - SERVICES - 0.6%
22,000	Brookdale Senior Living, Inc., 2.750%, 6/15/18	20,845
25,000	LifePoint Hospitals, Inc., 3.500%, 5/15/14	26,313
13,000	Sunrise Senior Living, Inc., 5.000%, 4/1/41	10,442
		57,600
	HOME BUILDERS - 0.3%
14,000	DR Horton, Inc., 2.500%, 5/15/14	20,228
6,000	Ryland Group, Inc.(The), 1.625%, 5/15/18	6,435
		26,663
	INTERNET - 0.7%
35,000	VeriSign, Inc., 3.250%, 8/15/37	50,094
21,000	WebMD Health Corp, 2.500%, 1/31/18	17,036
		67,130
	LODGING - 0.3%
27,000	MGM Resorts International, 4.250%, 4/15/15	26,730

	MEDIA - 0.4%
50,000	Liberty Interactive LLC, 3.250%, 3/15/31	41,125

	MINING - 0.4%
2,000	Royal Gold, Inc., 2.875%, 6/15/19	2,068
40,000	Sterlite Industries India Ltd., 4.000%, 10/30/14	37,200
		39,268
	OIL & GAS - 1.0%
40,000	Chesapeake Energy Corp., 2.500%, 5/15/37	35,000
25,000	Western Refining, Inc., 5.750%, 6/15/2014	56,844
		91,844
	REITS - 0.6%
40,000	Annaly Capital Management ,Inc., 4.000%, 2/15/15	50,816

	RETAIL - 0.7%
18,000	Sonic Automotive, Inc., 5.000%, 10/1/29	27,405
30,000	Regis, Corp., 5.000%, 7/15/14	37,754
		65,159
	SEMICONDUCTORS - 1.0%
51,000	Microchip Technology, Inc., 2.125%, 12/15/37	64,280
27,000	Novellus Systems, Inc., 2.625%, 5/15/41	31,295
		95,575
	SOFTWARE - 0.3%
30,000	Electronic Arts, Inc., 0.750%, 7/15/16	27,225

	TELECOMMUNICATIONS - 1.3%
30,000	SBA Communications Corp., 4.000%, 10/1/14	$ 59,925
34,000	Virgin Media, Inc., 6.500%, 11/15/16	55,378
		115,303
	TRANSPORTATION - 0.4%
50,000	DryShips, Inc., 5.000%, 12/1/14	38,812

	TRUCKING & LEASING - 0.1%
10,000	Greenbrier Cos, Inc., 3.500%, 4/1/18	8,913

	TOTAL BONDS & NOTES (Cost - $1,184,666)	1,192,246

Shares
	PREFERRED STOCK - 10.2%
	ADVERTISING - 0.5%
42	Interpublic Group of Cos, Inc. (The), 5.250%	41,580

	AEROPOSPACE - DEFENSE - 0.3%
577	United Technologies Corp., 7.500%, 8/1/15	30,437

	AGRICULTURE - 0.5%
475	Bunge Ltd., 4.875%	45,795

	AIRLINES - 0.4%
1,112	Continental Airlines Finance Trust II, 6.000%, 11/15/30	37,113

	BANKS - 2.1%
22	Bank of America Corp., 7.250%	22,352
511	Citigroup, Inc., 7.500%, 12/15/12	43,864
500	KeyCorp., 7.750%	57,900
1,951	Synovus Financial Corp., 8/250%, 5/15/13	35,118
303	Wintrust Financial Corp., 7.500%, 12/15/13	16,665
16	Wintrust Financial Corp., 5.000%	16,420
		192,319
	COMPUTERS - 0.2%
379	Unisys Corp., 6.250%, 3/1/14	22,562

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
1,044	AMG Capital Trust II, 5.150%, 10/15/37	46,327

	HEALTHCARE - SERVICES - 0.7%
57	HealthSouth Corp., 6.500%	59,993

	HOME BUILDERS - 0.1%
398	Beazer Homes USA, Inc., 7.500%, 7/15/15	8,637

	INSURANCE - 1.0%
700	Aspen Insurance Holdings Ltd., 5.625%	39,102
865	MetLife, Inc., 5.000%, 9/11/13	54,227
		93,329
	LEISURE TIME - 0.4%
382	Callaway Golf Co., 7.500%	35,576

	MINING - 0.3%
429	AngloGold Ashanti Holdings Finance PLC, 6.000%, 9/15/13	17,585
706	Thompson Creek Metals Co., Inc., 6.500%, 5/15/15	11,995
		29,580
	OIL & GAS - 1.1%
117	Energy XXI Bermuda Ltd., 5.625%	39,488
899	SandRidge Energy, Inc., 7.000%	56,667
		96,155
	PHARMACEUTICALS - 0.4%
899	Omnicare Capital Trust II, 4.000%, 6/15/33	40,041

	REAL ESTATE - 0.5%
847	Forest City Enterprises, Inc., 7.000%	$ 43,601

	REITS - 1.2%
2,030	Alexandria Real Estate Equities, Inc., 7.000%	53,409
940	Health Care REIT, Inc., 6.500%	53,213
		106,622

	TOTAL PREFERRED STOCK (Cost $937,983)	929,667

	SHORT-TERM INVESTMENTS - 38.3%
1,167,485	AIM - STIT-Treasury Portfolio	1,167,485
881,410	AIM - TFIT-Tax-Free Cash Reserve Portfolio	881,410
1,431,653	Dreyfus Cash Management Plus, Inc., 0.06% **	1,431,653
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,480,548)	3,480,548

	TOTAL INVESTMENTS - 91.3% (Cost - $8,297,872)(a)	$ 8,294,014
	SECURITITIES SOLD SHORT - (17.8)%	(1,618,751)
	OTHER ASSETS LESS LIABILITIES - 26.5%	2,403,732
	NET ASSETS - 100.0%	$ 9,078,995

	SECURITIES SOLD SHORT - (17.8)%
437	A Schulman, Inc.	9,553
147	Affiliated Managers Group, Inc.	16,404
82	Alere, Inc.	1,547
351	Alexandria Real Estate Equities, Inc.	25,791
344	AngloGold Ashanti Ltd.	11,699
1,725	Annaly Capital Management, Inc.	30,067
22	AOL, Inc.	701
784	Aspen Insurance Holdings Ltd.	22,532
24	Bank of America Corp.	176
2,123	Beazer Homes USA, Inc.	4,925
524	Brookdale Senior Living, Inc.	8,625
312	Bunge Ltd.	20,520
2,981	Callaway Golf Co.	16,366
236	CBS Corp.	7,897
930	Cemex SAB de CV.	6,473
56	CH Robinson Worldwide, Inc.	2,960
553	Chart Industries, Inc.	35,868
352	Chesapeake Energy Corp.	6,625
114	Cinemark Holdings, Inc.	2,665
1,097	Citigroup, Inc.	29,762
598	Clean Harbors, Inc.	36,203
184	Consumer Discretionary Select Sector SPDR Fund	8,050
278	Consumer Staples Select Sector SPDR Fund	9,866
1,189	Copart, Inc.	28,251
900	Covanta Holding Corp.	15,462
386	Cubist Pharmaceuticals, Inc.	16,621
311	Donaldson Co, Inc.	10,614
761	DR Horton, Inc.	13,416
3,684	DryShips, Inc.	8,142
248	DuPont Fabros Technology, Inc.	6,671
271	Electronic Arts, Inc.	2,986
984	Energy XXI Bermuda Ltd.	30,681
980	FARO Technologies, Inc.	42,169
2,100	Forest City Enterprises, Inc.	29,631
1,174	General Cable Corp.	30,677
467	Graco, Inc.	21,426
158	Greenbrier Cos, Inc.	2,575
1,780	Hawaiian Holdings, Inc.	11,339
542	Health Care REIT, Inc.	33,729
226	Health Care Select Sector SPDR Fund	8,676
1,316	HealthSouth Corp.	29,478
275	Huntsman Corp.	3,479
61	Industrial Select Sector SPDR Fund	2,184
1,316	Integrated Device Technology, Inc.	$ 6,633
1,708	Interpublic Group of Cos, Inc. (The)	16,858
40	Jefferies Group, Inc.	502
1,419	KeyCorp.	11,324
995	Knight Capital Group, Inc.	10,278
690	Lam Research Corp.	23,743
691	Leggett & Platt, Inc.	15,929
145	LifePoint Hospitals, Inc.	5,527
518	LKQ Corp.	18,301
1,271	Maidenform Brands, Inc.	26,793
290	Materials Select Sector SPDR Fund	10,104
218	McDonald's Corp.	19,480
1,315	MetLife, Inc.	40,463
654	MGM Resorts International	6,226
1,700	Microchip Technology, Inc.	56,746
433	Middleby Corp.	42,399
2,056	Mobile Mini, Inc.	29,442
992	National Financial Partners Corp.	14,731
135	Navistar International Corp.	3,321
605	Omnicare, Inc.	19,003
167	Peabody Energy Corp.	3,487
1,389	PHH Corp.	22,516
1,385	Regal Entertainment Group	19,141
1,422	Regis Corp.	24,060
11	Royal Gold, Inc.	832
110	Ryland Group, Inc. (The)	2,627
5,938	SandRidge Energy, Inc.	40,497
937	SBA Communications Corp.	55,339
572	Sonic Automotive, Inc.	9,793
76	SPDR S&P MidCap 400 ETF Trust	13,016
202	SPDR S&P Retail ETF	11,940
429	Sterlite Industries India Ltd.	3,295
937	Sunrise Senior Living, Inc.	6,259
14,991	Synovus Financial Corp.	28,483
928	Technology Select Sector SPDR Fund	27,625
2,244	Thompson Creek Metals Co., Inc	6,306
63	Time Warner Cable, Inc.	5,351
256	Time Warner, Inc.	10,015
67	Titan International, Inc.	1,385
906	Unisys Corp.	17,604
571	United Continental Holdings, Inc.	10,786
231	United Technologies Corp.	17,196
1,289	UTi Worldwide, Inc.	17,079
900	VeriSign, Inc.	39,978
236	Viacom, Inc.	11,023
1,418	Virgin Media, Inc.	38,825
97	WebMD Health Corp.	1,427
912	WESCO International, Inc.	50,807
2,100	Western Refining, Inc.	49,413
667	Wintrust Financial Corp.	24,486
199	Zebra Technologies Corp.	6,873
	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,614,453)	$ 1,618,749

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2012

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 114,366
	Unrealized depreciation:	(122,520)
	Net unrealized appreciation:	$ (8,154)

PTA Comprehensive Alternatives Fund
PORTFOLIO OF INVESTMENTS
July 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 800,168	$ -	$ -	$ 800,168
Exchange Traded Funds	695,268	-	-	695,268
Mutual Funds	1,196,117	-	-	1,196,117
Bonds & Notes	-	1,192,212	-	1,192,212
Preferred Stock	-	929,667	-	929,667
Short-Term Investments	3,480,548	-	-	3,480,548
Total	$ 6,172,101	$ 2,121,879	$ -	$ 8,293,980
Liabilities
Securities Sold Short	$ 1,618,385	$ -	$ -	$ 1,618,385
Total	$ 1,618,385	$ -	$ -	$ 1,618,385

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/1/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/1/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/1/12

       Northern Lights Fund Trust